CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2025
CONVERTIBLE NOTES
CONVERTIBLE NOTES

23. CONVERTIBLE NOTES

On March 17, 2021 (the “Original Issue Date”), the Group entered into a Securities Purchase Agreement (“Purchase Agreement”) and a 6% Convertible Debenture Agreement (the “Note Agreement”) with an accredited private investor (the “Investor” or “Holder”) pursuant to which the Group agreed to issue and sell in a private placement to the Investor an aggregate principal amount of $20,000,000 of convertible note due March 17, 2022 (the “March Note”) and was required to issue ADSs, having a fair value of $2,444,444 as commitment shares value.

The Group issued a convertible promissory note accrued interest at 6.00% per annum on March 17, 2021 at $20 million that matured on March 17, 2022 and has been postponed until March 17, 2024. Until March 17,2024, this convertible note is still outstanding, based on the old amendment contract, the Group obtained the new matured date to March 17, 2025 and treated the amendment as effective December 31, 2023. The Group also was required to issue ADSs having a fair value of $2,444,444 as commitment shares value, subsequent to the Group having an effective registration statement for the underlying shares or on September 17, 2021. The Group issued 3,277,050 shares on May 6, 2021 having a fair value of $2,444,444. The March Note is convertible into shares of ADSs at the lower of the conversion price of 90% of the average 5 day trading price preceding the redemption notice or 90% of the closing price on the day before the redemption notice. The March Note has anti-dilution protection in the event of certain stock splits. The $20 million convertible note was repaid in full in 2024.

On August 4, 2022 (the “Original Issue Date”), the Group entered into a Securities Purchase Agreement (“Purchase Agreement”) and a 6% Convertible Debenture Agreement (the “Note Agreement”) with an accredited private investor (the “Investor” or “Holder”) pursuant to which the Group agreed to issue and sell in a private placement to the Investor an aggregate principal amount of $5,500,000 of convertible note due August 3, 2023. The Note carried an original issue discount of $500,000 (the “OID”). In addition, the Company agreed to pay $15,000 to Investor to cover Investor’s legal fees, accounting costs, due diligence, monitoring and other transaction costs incurred in connection with the purchase and sale of the Securities (the “Transaction Expense Amount”), which amount will be reduced from the amount funded hereunder. The “Purchase Price”, therefore, shall be $4,985,000. The $5,500,000 convertible note was repaid in full in 2023.

The Note is convertible into shares of ADSs at the lower of the conversion price of 90% of the average 5 day trading price preceding the redemption notice or 90% of the closing price on the day before the redemption notice. All the Notes have anti-dilution protection in the event of certain stock splits.

Interest on the Notes is payable by shares. Under certain circumstances, interest on the Notes will be payable in cash at the election of the holder if such payments are permitted under the Notes Agreement. The indenture governing the February and March Notes contains customary events of default. No event of default existed as of the date of this annual report.

On November 13, 2023, the Group issued a two-year 3% per annum convertible promissory note to Bripheno PTE. LTD., a third party, for a purchase price of US$6 million. The note is convertible at the option of the lender into ADSs at a conversion price of US$15 per ADS (or US$0.05 per Class A ordinary share). Additionally, the Group issued warrants to purchase an aggregate of 120,000,000 Class A ordinary shares (equivalent to 400,000 ADSs) at an exercise price of US$60 per ADS. On March 27, 2025, the Group and Bripheno PTE. LTD. entered into an amendment agreement extending the exercise period of the warrants from two years to three years from the date issuance. As a result of this amendment, the warrants will now expire on November 13, 2026. In June 2025, the Group converted the full outstanding balance of the $6 million convertible promissory note into ordinary shares pursuant to the terms of the note agreement. This conversion resulted in the issuance of 120,000,000 Class A ordinary shares (equivalent to 400,000 ADSs) at a conversion price of US$ 15 per ADS (or US$0.05 per Class A ordinary share). The conversion of the notes extinguished the related liability.

On February 27, 2025 (the “Original Issue Date”), the Group entered into a Securities Purchase Agreement (“Purchase Agreement”) and a 6% Convertible Debenture Agreement (the “Note Agreement”) with an accredited private investor (the “Investor” or “Holder”) pursuant to which the Group agreed to issue and sell in a private placement to the Investor an aggregate principal amount of $3,300,000 of convertible note due February 27, 2026 (February 2025 Note). The Note carried an original issue discount of $300,000 (the “OID”). In addition, the Company agreed to pay $5,000 to Investor to cover Investor’s legal fees, accounting costs, due diligence, monitoring and other transaction costs incurred in connection with the purchase and sale of the Securities (the “Transaction Expense Amount”), which amount will be reduced from the amount funded hereunder. The “Purchase Price”, therefore, shall be $2,995,000.

On September 22, 2025 (the “Original Issue Date”), the Group entered into a Securities Purchase Agreement (“Purchase Agreement”) and a 6% Convertible Debenture Agreement (the “Note Agreement”) with an accredited private investor (the “Investor” or “Holder”) pursuant to which the Group agreed to issue and sell in a private placement to the Investor an aggregate principal amount of $8,800,000 of convertible note due September 22, 2026 (September 2025 Note). The Note carried an original issue discount of $800,000 (the “OID”). In addition, the Company agreed to pay $5,000 to Investor to cover Investor’s legal fees, accounting costs, due diligence, monitoring and other transaction costs incurred in connection with the purchase and sale of the Securities (the “Transaction Expense Amount”), which amount will be reduced from the amount funded hereunder. The “Purchase Price”, therefore, shall be $7,995,000.

The Group evaluated the embedded derivative resulting from the conversion feature within the Indenture for bifurcation from the March Note. The conversion feature of the March Note was not deemed clearly and closely related to the March Note and was bifurcated as a standalone derivative. The Group recorded this embedded derivative liability as a current liability on its consolidated balance sheets with a corresponding debt discount, which is netted against the principal amount of the 6.0% Notes. The Group is accreting the debt discount associated with the March Note and ADSs to interest expense over the term of the agreement using the effective interest rate method. The fair value of the conversion option related to the March 2021 Note was calculated using the Black-Scholes option pricing model, using the following assumptions at issuance: (1) dividend yield of 0%; (2) expected volatility of 205.94%, (3) weighted average risk-free interest rate of 0.07%, (4) expected life of 1 year, and (5) estimated fair value of the Group’s ADSs of $42.39 per share. The following assumptions used at December 31, 2022: (1) dividend yield of 0%; (2) expected volatility of 107.09%, (3) weighted average risk-free interest rate of 4.73%, (4) expected life of 1.21 years, and (5) estimated fair value of the Group’s ADSs of $0.44 per share. The following assumptions used at December 31, 2023: (1) dividend yield of 0%; (2) expected volatility of 120.48%, (3) weighted average risk-free interest rate of 4.79%, (4) expected life of 1.21 years, and (5) estimated fair value of the Group’s ADSs of $0.67 per share. The $20,000,000 convertible note was repaid in full in 2024.

The fair value of the conversion option related to the February 2025 Note was calculated using the Black-Scholes option pricing model, using the following assumptions at issuance: (1) dividend yield of 0%; (2) expected volatility of 81.4%, (3) weighted average risk-free interest rate of 4.13%, (4) expected life of 1 year, (5) stock price of $11.28. The following assumptions used at December 31, 2025: (1) dividend yield of 0%, (2) expected volatility of 78.29%, (3) weighted average risk-free interest rate of 3.72%, (4) expected life of 0.16 year, and (5) estimated fair value of the Group’s ADSs of $5.73 per share, (6) stock price of $6.37 per share.

The fair value of the conversion option related to the September 2025 Note was calculated using the Black-Scholes option pricing model, using the following assumptions at issuance: (1) dividend yield of 0%; (2) expected volatility of 82.57%, (3) weighted average risk-free interest rate of 3.61%, (4) expected life of 1 year, (5) stock price of $10.29. The following assumptions used at December 31, 2025: (1) dividend yield of 0%: (2) expected volatility of 78.28%, (3) weighted average risk-free interest rate of 3.54%, (4) expected life of 0.73 year, and (5) estimated fair value of the Group’s ADSs of $5.73 per share, (6) stock price of $6.37 per share.

The following table provides a summary of the changes in convertible notes, net of unamortized discount, during 2025

	2025
Balance at January 1,	RMB (in thousands)	43,061
Issuance of convertible notes, face value		86,247
Debt discount from issuance/sale of ADS shares		(43,796)
Conversion of convertible notes into ordinary shares		(52,418)
Amortization of debt discount		15,347
Exchange rate change on convertible notes’ face value		(289)
Convertible notes-current, at December 31		48,152
Convertible notes, net at December 31,	RMB	48,152

As of December 31, 2025 and December 31, 2024, the Group had the following convertible notes outstanding:

	December 31, 2025				December 31, 2024
			Accrued				Accrued
	Principal		Interest		Principal		Interest

	(in thousands)				(in thousands)
March 2021 $20,000,000 Notes convertible into ADS common stock, 6% interest, due March 2024	RMB	—	RMB	—	RMB	129,956	RMB	18,084
November 2023 $6,000,000 Notes convertible into ADS common stock, 3% interest, due November 2025	RMB	43,061	RMB	2,044	RMB	43,061	RMB	1,480
February 2025 $3,300,000 Notes convertible into ADS common stock, 6% interest, due February 2026	RMB	23,674	RMB	1,091	RMB	—	RMB	—
September 2025 $8,800,000 Notes convertible into ADS common stock, 6% interest, due September 2026	RMB	62,573	RMB	1,029	RMB	—	RMB	—
Modified the CB principal	RMB	—	RMB	—	RMB	2,989	RMB	—
Conversion of convertible notes into ordinary shares	RMB	(52,418)	RMB	(1,046)	RMB	(98,428)	RMB	(14,494)
Repayment of convertible notes	RMB	—	RMB	—	RMB	(38,170)	RMB	(3,590)
Exchange rate change on convertible notes’ face value	RMB	(289)	RMB	—	RMB	3,653	RMB	—
Total Convertible Notes Payable, Net	RMB	76,601	RMB	3,118	RMB	43,061	RMB	1,480
Less: Debt Discount		(28,449)		—		—		—
	RMB	48,152	RMB	3,118	RMB	43,061	RMB	1,480

Amortization of debt discount and interest expense for the years ended December 31, 2025, 2024 and 2023 on the convertible notes payable amounted to RMB 16.3 million (US$ 2.3 million), RMB 31.8 million and RMB 31.2 million, respectively.